Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segments

11. SEGMENTS

The Company’s reportable segments consist of three types of commercial real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial/Mixed Use Properties, Residential Properties and Retail Properties. The Company also has certain corporate level activities including accounting, finance, legal administration and management information systems which are not considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note 2. There is no inter segment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt). NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the three and six months ended June 30, 2017 and 2016.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2017	2016	2017	2016
Office/Industrial Properties:
Rental income	$6,535,722	$6,200,968	$12,779,101	$13,194,587
Property and related expenses	(2,295,720)	(2,140,237)	(4,514,238)	(4,373,491)

Net operating income, as defined	4,240,002	4,060,731	8,264,864	8,821,096
Residential Properties:
Rental income	930,062	567,281	1,806,607	955,681
Property and related expenses	(35,038)	(61,376)	(73,995)	(78,416)

Net operating income, as defined	895,024	505,905	1,732,612	877,265
Retail/Mixed Use Properties:
Rental income	1,052,289	1,038,025	2,178,893	2,088,023
Property and related expenses	(305,304)	(383,400)	(684,933)	(606,457)

Net operating income, as defined	746,985	654,625	1,493,960	1,481,566
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	5,882,011	5,221,261	11,491,436	11,179,927
General and administrative expenses	(1,439,820)	(1,232,319)	(2,629,837)	(2,462,730)
Depreciation and amortization	(2,443,817)	(2,499,630)	(4,947,333)	(5,159,161)
Interest expense	(3,311,421)	(3,501,199)	(6,627,617)	(6,864,243)
Interest income	5,829	46,593	15,097	68,332
Income tax expense	(13,746)	(76,152)	(108,356)	(144,700)
Gain on sale of real estate	1,485,589	1,213,060	2,027,051	1,388,545

Net income (loss)	$164,625	$(828,386)	$(779,559)	$(1,994,030)

	June 30,	December 31,
Assets by Reportable Segment:	2017	2016
Office/Industrial Properties:
Land, buildings and improvements, net(1)	$162,357,260	$172,309,537

Total assets(2)	$166,648,955	$175,689,722

Residential Properties:
Land, buildings and improvements, net(1)	$38,280,020	$34,813,680

Total assets(2)	$39,265,806	$35,960,179

Retail/Mixed Use Properties:
Land, buildings and improvements, net(1)	$31,893,613	$33,398,992

Total assets(2)	$32,680,626	$35,320,092

Reconciliation to Total Assets:
Total assets for reportable segments	$238,595,388	$246,969,993
Other unallocated assets:
Cash and cash equivalents	5,847,369	3,116,147
Other assets, net	9,636,602	7,912,937

Total Assets	$254,079,359	$257,999,077

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Capital Expenditures by Reportable Segment

	For the Six Months Ended June 30,
	2017	2016
Office/Industrial Properties:
Capital expenditures and tenant improvements	$1,783,814	$2,309,976
Residential Properties:
Acquisition of operating properties	9,694,785	7,768,755
Retail/Mixed Use Properties:
Capital expenditures and tenant improvements	35,777	21,353
Totals:
Acquisition of operating properties, net	9,694,785	7,768,755
Capital expenditures and tenant improvements	1,819,591	2,331,329

Total real estate investments	$11,514,376	$10,100,084

14. SEGMENTS

The Company’s reportable segments consist of the three types of commercial real estate properties for which the Company’s decision-makers internally evaluate operating performance and financial results: Office/Industrial/Medical Properties, Residential and Retail Properties. The Company also has certain corporate level activities including accounting, finance, legal administration and management information systems which are not considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note 2. There is no intersegment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt) less interest expense. NOI excludes certain items that are not considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company’s real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company’s segment activity to its results of operations and financial position as of and for the years ended December 31, 2016 and 2015, respectively.

	For the Year Ended December 31,
	2016	2015
Office/Industrial/Medical Properties:
Rental income	$25,564,763	$18,497,621
Property and related expenses	(8,747,722)	(7,170,550)

Net operating income, as defined	16,817,041	11,327,071
Residential Properties:
Rental income	2,278,832	1,521,148
Property and related expenses	(113,187)	(63,875)

Net operating income, as defined	2,165,645	1,457,273
Retail Properties:
Rental income	4,608,517	3,960,076
Property and related expenses	(1,274,436)	(1,280,726)

Net operating income, as defined	3,334,081	2,679,350
Self-Storage Properties (discontinued operations):
Rental income	—	1,052,266
Property and related expenses	—	(1,183,641)

Net operating income, as defined	—	(131,375)
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	22,316,767	15,332,319
General and administrative expenses	(5,424,479)	(5,193,888)
Depreciation and amortization	(10,256,185)	(7,784,917)
Interest expense	(13,531,337)	(10,774,660)
Interest income	85,723	150,008
Gain on sale of real estate	2,186,481	6,243,640
Impairment of real estate	(948,053)	—

Net loss	$(5,571,083)	$(2,027,498)

	December 31,	December 31,
Assets by Reportable Segment:	2016	2015
Office/Industrial/Medical Properties:
Land, buildings and improvements, net(1)	$172,309,537	$178,776,776

Total assets(2)	$175,689,722	$188,805,090

Residential Properties:
Land, buildings and improvements, net(1)	$34,813,680	$16,888,267

Total assets(2)	$35,960,179	$14,395,904

Retail Properties:
Land, buildings and improvements, net(1)	$33,398,992	$35,395,235

Total assets(2)	$35,320,092	$36,747,069

Reconciliation to Total Assets:
Total assets for reportable segments	$246,969,993	$239,948,063
Other unallocated assets:
Cash and cash equivalents	3,116,147	6,626,423
Other assets, net	7,912,937	7,699,907

Total Assets	$257,999,077	$254,274,393

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Capital Expenditures by Reportable Segment

	For the Year Ended December 31,
	2016	2015
Office/Industrial/Medical Properties:
Acquisition of operating properties	$—	$59,223,876
Capital expenditures and tenant improvements	4,092,875	2,800,100
Residential Properties:
Acquisition of operating properties	23,667,535	5,720,540
Retail Properties:
Acquisition of retail properties	—	2,908,176
Capital expenditures and tenant improvements	57,338	54,839
Totals:
Acquisition of operating properties, net	23,667,535	67,852,592
Capital expenditures and tenant improvements	4,150,213	2,854,939

Total real estate investments	$27,817,748	$70,707,531

(1)	Total consolidated capital expenditures are equal to the same amounts disclosed for total reportable segments.